Cash and Cash Equivalents and Restricted Cash - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash on hand and at banks	$ 40,594	$ 43,561
Restricted cash	763	490
Total cash, cash equivalents and restricted cash	$ 41,357	$ 44,051	$ 46,609	$ 86,458